Investments - Schedule of Investment (Detail) ₨ in Millions, $ in Millions		Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)
Disclosure of detailed information about financial instruments [line items]
Financial instruments at FVTOCI		₨ 141,954		₨ 164,884
Non current investments other than investments accounted for using equity method		10,576	$ 145	9,302
Current Investments		175,707	$ 2,402	189,635
Total		186,283		198,937
Financial instruments at FVTPL		23,502		14,795
Financial instruments at amortized cost
Inter corporate and term deposits		20,827		19,258
Non-current assets [member]
Disclosure of detailed information about financial instruments [line items]
Non current investments other than investments accounted for using equity method		10,576		9,302
Current Assets [member]
Disclosure of detailed information about financial instruments [line items]
Current Investments		175,707		189,635
Investments in equity instruments [member] | Non-current assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments at FVTOCI		10,572		9,297
Inter corporate and term deposits [member] | Non-current assets [member]
Financial instruments at amortized cost
Inter corporate and term deposits	[1]	4		5
Inter corporate and term deposits [member] | Current Assets [member]
Financial instruments at amortized cost
Inter corporate and term deposits	[1]	20,823		19,253
Investment in liquid and short-term mutual funds [member] | Current Assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments at FVTPL		23,502		14,795
Commercial paper, certificate of deposits and bonds [member] | Current Assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments at FVTOCI		₨ 131,382		₨ 155,587

[1]	These deposits earn a fixed rate of interest. Term deposits include non-current and current deposits in lien with banks primarily on account of term deposits held as margin money deposits against guarantees amounting to ₹ 4 and ₹ 615, respectively (March 31, 2020: Term deposits non-current of ₹ 5 and Term deposits current of ₹ 796).